July 31, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Consulting Group Capital Markets Funds (“Trust,” and each series, a “Fund”)
SEC File No. 811-06318
Filing Pursuant to Rule 497
S000008436

Ladies and Gentlemen:

Enclosed for filing pursuant to subsection (e) of Rule 497 under the Securities Act of 1933, as amended, you will find a supplement dated July 11, 2012, to the Trust’s Prospectus, dated January 1, 2012. The sole purpose of this filing is to amend the Registration Statement, risk/return summary information for Emerging Markets Equity Investments, in interactive data format. The exhibits herein incorporate by reference, the Trust’s PEA No. 57 on Form N-1A filed on December 28, 2011 and PEA No. 58, the XBRL exhibit for the risk/return summary.

There are no fees required in connection with this filing. Please contact the undersigned if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Suzan M. Barron

Suzan M. Barron

Assistant Secretary

cc:	Steven Hartstein (via email)
Timothy Levin, Esq. (via email)